Commitments and contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

23. Commitments and contingencies

(a) Capital commitments

As of September 30, 2024 and 2025, the Group had no capital commitment.

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

In November 2025, the Group received an arbitration filed by Chengdu Dianliang Shuguang Venture Capital Partnership Enterprise (Limited Partnership) (the “Chengdu Dianliang”), one of the non-controlling shareholders of Beijing Quantum, asserting that Autozi China and Beijing Quantum shall pay RMB9,621 (approximately US$1,326) for repurchase of Chengdu Dianliang’s investment in Beijing Quantum and the Group shall bear RMB108 (approximately US$15) for the arbitration fee and a default penalty with default interest accruing at an annual rate of 4% from November 18, 2025. As advised by the litigation counsel, the Group believes Chengdu Dianliang did not provide sufficient evidence to support its claim. As of the issuance date of these financial statements, the Group has engaged an external attorney to appeal for a withdrawal of this result. Since the claim was ongoing at early stage of application to withdraw the mediation without final settlement, the Group did not accrue a liability as of September 30, 2025 as it does not determine it is probable that a loss has occurred, or a reasonable estimate of the loss can be made.

Except for the above, there were no significant pending or threatened claims and litigation as of September 30, 2025 and through the issuance date of these consolidated financial statements.